Consolidated statement of changes in shareholders' equity - EUR (€) € in Millions		Total	Share capital	Share premium	Treasury shares	Translation differences	Fair value and other reserves	Reserve for invested unrestricted equity	Retained earnings/(accumulated deficit)	Total shareholders’ equity	Non-controlling interests
Balance as of beginning of the year at Dec. 31, 2021		€ 17,462	€ 246	€ 454	€ (352)	€ (396)	€ 4,219	€ 15,726	€ (2,537)	€ 17,360	€ 102
Profit for the year		4,259							4,250	4,250	9
Other comprehensive income		249				565	(314)		(1)	250	(1)
Total comprehensive income/(loss) for the year		4,508				565	(314)		4,249	4,500	8
Share-based payments		149		149						149
Settlement of share-based payments		(27)		(100)				73		(27)
Acquisition of treasury shares		(312)			(300)			(12)		(312)
Cancellation of treasury shares		0			300			(300)		0
Dividends		(354)							(337)	(337)	(17)
Total transactions with owners		(544)	0	49	0	0	0	(239)	(337)	(527)	(17)
Balance as of end of the year at Dec. 31, 2022		21,426	246	503	(352)	169	3,905	15,487	1,375	21,333	93
Profit for the year		679							665	665	14
Other comprehensive income		(747)				(418)	(300)		(25)	(743)	(4)
Total comprehensive income/(loss) for the year		(68)				(418)	(300)		640	(78)	10
Share-based payments		202		202						202
Settlement of share-based payments		(18)		(77)				59		(18)
Acquisition of treasury shares		(291)			(303)			12		(291)
Cancellation of treasury shares		0			303			(303)		0
Disposal of subsidiaries		(2)								0	(2)
Dividends		(621)							(611)	(611)	(10)
Total transactions with owners		(730)	0	125	0	0	0	(232)	(611)	(718)	(12)
Balance as of end of the year at Dec. 31, 2023		20,628	246	628	(352)	(249)	3,605	15,255	1,404	20,537	91
Profit for the year		1,284							1,277	1,277	7
Other comprehensive income		871				512	358			870	1
Total comprehensive income/(loss) for the year		2,155				512	358		1,277	2,147	8
Share-based payments		241		241						241
Settlement of share-based payments		(36)		(135)				99		(36)
Acquisition of treasury shares	[1]	(1,507)			(686)			(821)		(1,507)
Cancellation of treasury shares		0			607			(607)		0
Adjustment to financial liability to acquire non-controlling interest		(11)							(11)	(11)
Dividends		(723)							(714)	(714)	(9)
Total transactions with owners		(2,036)	0	106	(79)	0	0	(1,329)	(725)	(2,027)	(9)
Balance as of end of the year at Dec. 31, 2024		€ 20,747	€ 246	€ 734	€ (431)	€ 263	€ 3,963	€ 13,926	€ 1,956	€ 20,657	€ 90

[1]	In connection with the share buyback program launched in November 2024, Nokia has recorded a liability and a reduction of reserve for invested unrestricted equity of EUR 821 million to reflect Nokia’s commitment under the agreement with a third-party broker conducting the share repurchases on Nokia’s behalf. For more information on Nokia’s share buyback programs, refer to Note 5.1. Equity